Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000099049 [Member] | Weichai Power Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000099049 [Member] | Asia Vital Components Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000099049 [Member] | Eva Airways Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000099049 [Member] | Accton Technology Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000099049 [Member] | Elite Material Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000099049 [Member] | Nan Ya Printed Circuit Board Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000099049 [Member] | Destek Finans Faktoring A S [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000099049 [Member] | Unimicron Technology Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000099049 [Member] | Innolux Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000099049 [Member] | Kinsus Interconnect Technology Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000099049 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000099049 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000099049 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000099049 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000099049 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
C000099049 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000099049 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000099049 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000099049 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000099049 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000099050 [Member] | Prysmian S p A [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000099050 [Member] | Glanbia PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000099050 [Member] | Deutsche Lufthansa AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000099050 [Member] | HOCHTIEF AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000099050 [Member] | Aberdeen Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000099050 [Member] | Acciona S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000099050 [Member] | ACS Actividades de Construccion y Servicios S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000099050 [Member] | JD Sports Fashion PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000099050 [Member] | Aurubis AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000099050 [Member] | British Land The Co PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099050 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000099050 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000099050 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000099050 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000099050 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000099050 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000099050 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000099050 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000099050 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000099050 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000099051 [Member] | Cemex S A B de C V Series CPO [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000099051 [Member] | Cia Energetica de Minas Gerais [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000099051 [Member] | Ultrapar Participacoes S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000099051 [Member] | Enel Chile S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000099051 [Member] | Credicorp Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000099051 [Member] | Vibra Energia S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000099051 [Member] | Cia Paranaense de Energia Copel [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000099051 [Member] | Fibra Uno Administracion S A de C V [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000099051 [Member] | Coca Cola Femsa S A B de C V [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000099051 [Member] | Eneva S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000099051 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000099051 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
C000099051 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000099051 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000099051 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000099051 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000099051 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000099051 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000099051 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000099051 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000099053 [Member] | Yangtze Optical Fibre And Cable Joint Stock Ltd Co Class H [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000099053 [Member] | Inner Mongolia Yitai Coal Co Ltd Class B [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000099053 [Member] | JD Logistics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000099053 [Member] | PetroChina Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000099053 [Member] | COSCO SHIPPING Holdings Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000099053 [Member] | Qingdao Port International Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000099053 [Member] | Dongfang Electric Corp Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000099053 [Member] | China National Building Material Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000099053 [Member] | China Coal Energy Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000099053 [Member] | China Life Insurance Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000099053 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000099053 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000099053 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000099053 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000099053 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000099053 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000099053 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
C000099053 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000099053 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000099053 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000099054 [Member] | Tokyo Ohka Kogyo Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000099054 [Member] | Kokusai Electric Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000099054 [Member] | Advantest Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000099054 [Member] | Kandenko Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000099054 [Member] | Sumitomo Electric Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000099054 [Member] | Resonac Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000099054 [Member] | Fujikura Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000099054 [Member] | Ibiden Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000099054 [Member] | NGK Insulators Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000099054 [Member] | Mitsui Kinzoku Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000099054 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000099054 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000099054 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000099054 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000099054 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000099054 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.90%
C000099054 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000099054 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000099054 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000099054 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000099056 [Member] | SoftBank Group Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099056 [Member] | Furukawa Electric Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099056 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099056 [Member] | SK Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099056 [Member] | LG Innotek Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000099056 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000099056 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000099056 [Member] | Kingboard Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000099056 [Member] | Kingboard Laminates Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000099056 [Member] | Samsung Electro Mechanics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000099056 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000099056 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000099056 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000099056 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000099056 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.20%
C000099056 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000099056 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000099056 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000099056 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000099056 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000099057 [Member] | Doosan Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000099057 [Member] | Samsung Life Insurance Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000099057 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000099057 [Member] | SK Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000099057 [Member] | LG Innotek Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000099057 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000099057 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000099057 [Member] | Kingboard Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000099057 [Member] | Kingboard Laminates Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000099057 [Member] | Samsung Electro Mechanics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000099057 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099057 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000099057 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000099057 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000099057 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%
C000099057 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000099057 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000099057 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000099057 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000099057 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000111808 [Member] | Deutsche Lufthansa AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000111808 [Member] | HOCHTIEF AG [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000111808 [Member] | Aurubis AG [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000111808 [Member] | Nordex SE [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000111808 [Member] | Bayer AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000111808 [Member] | Schaeffler AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000111808 [Member] | DHL Group [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000111808 [Member] | thyssenkrupp AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000111808 [Member] | LEG Immobilien SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000111808 [Member] | Aroundtown S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000111808 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000111808 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000111808 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000111808 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000111808 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
C000111808 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000111808 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000111808 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000111808 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000111810 [Member] | Bucher Industries AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000111810 [Member] | Swisscom AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000111810 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000111810 [Member] | Avolta AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000111810 [Member] | Holcim AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000111810 [Member] | SIG Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000111810 [Member] | VAT Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000111810 [Member] | Galderma Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000111810 [Member] | SFS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000111810 [Member] | Sandoz Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000111810 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000111810 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%
C000111810 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000111810 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000111810 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000111810 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000111810 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000111810 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000111810 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000111810 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
C000111811 [Member] | Maruti Suzuki India Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000111811 [Member] | Max Healthcare Institute Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000111811 [Member] | Eternal Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000111811 [Member] | InterGlobe Aviation Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000111811 [Member] | Shriram Finance Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000111811 [Member] | Dr Reddy s Laboratories Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000111811 [Member] | Cipla Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111811 [Member] | Titan Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111811 [Member] | Nestle India Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111811 [Member] | Bajaj Finance Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111811 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111811 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000111811 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000111811 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000111811 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000111811 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000111811 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000111811 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000111811 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000111811 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000111812 [Member] | Glencore PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000111812 [Member] | Tritax Big Box REIT PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000111812 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000111812 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000111812 [Member] | easyJet PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000111812 [Member] | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000111812 [Member] | Standard Chartered PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000111812 [Member] | Lion Finance Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000111812 [Member] | Balfour Beatty PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000111812 [Member] | Beazley PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000111812 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000111812 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000111812 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000111812 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000111812 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000111812 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000111812 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000111812 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000111812 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
C000111812 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000112036 [Member] | Shinsegae Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000112036 [Member] | Jeju Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000112036 [Member] | GigaVis Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000112036 [Member] | PSK Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000112036 [Member] | TSE Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000112036 [Member] | Daeduck Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000112036 [Member] | TES Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000112036 [Member] | Tsugami Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000112036 [Member] | Fuji Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000112036 [Member] | Korea Circuit Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000112036 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000112036 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000112036 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000112036 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000112036 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
C000112036 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000112036 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000112036 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000112036 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000112036 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000112037 [Member] | Pell Bio Med Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000112037 [Member] | Thaifoods Group PCL [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000112037 [Member] | AmTRAN Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000112037 [Member] | ChipMOS Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000112037 [Member] | Kaori Heat Treatment Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000112037 [Member] | Topoint Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000112037 [Member] | Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A S [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000112037 [Member] | Katilimevim Tasarruf Finansman A S [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000112037 [Member] | Holy Stone Enterprise Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000112037 [Member] | ITEQ Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000112037 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000112037 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000112037 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000112037 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000112037 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000112037 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000112037 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000112037 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000112037 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000112037 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000147004 [Member] | Prysmian S p A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147004 [Member] | Glanbia PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147004 [Member] | Deutsche Lufthansa AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147004 [Member] | HOCHTIEF AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147004 [Member] | Acciona S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147004 [Member] | ACS Actividades de Construccion y Servicios S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147004 [Member] | Aurubis AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147004 [Member] | Schaeffler AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147004 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147004 [Member] | ArcelorMittal S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147004 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000147004 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000147004 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000147004 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000147004 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%
C000147004 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000147004 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000147004 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000147004 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000147004 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%